Related Party Transactions - Schedule of Future Minimum Payments (Details) - USD ($)	Mar. 31, 2018	Dec. 31, 2017
Related Party Transactions [Abstract]
2018	$ 315,000	$ 470,000
2019	350,000	350,000
Total	$ 665,000	$ 820,000